Credit impairment charges/(releases) - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets written and subject to enforcement activity, contractual amount outstanding	£ 597	£ 949
Amortised cost before modification	2,690	2,412	£ 3,446
Net modification loss	4	4	11
Carrying amount of financial assets for which loss allowance has changed to 12-month measurement	£ 149	£ 1,077	£ 419
Wholesale portfolios
Disclosure of impairment loss and reversal of impairment loss [line items]
Changes in inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Wholesale portfolios | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	0.20%
Retail portfolios | Bottom of range | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	50.00%
Retail portfolios | Bottom of range | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Retail portfolios | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	400.00%